Share-Based Payments - Summary of DSU, RSU and PSU Activities (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
DSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)	1,471,139	1,178,080
Number of share options forfeited in share-based payment arrangement	4,493	0
Settled (in shares)	(256,191)	(107,637)
Ending balance (in shares)	1,762,817	1,471,139
DSUs | Non-employee directors
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)	300,395	400,696
Settled (in shares)	(256,191)
DSUs | Employees
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)	251,967	0
RSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)	2,155,231	349,700
Granted (in shares)	1,871,311	1,935,286
Forfeited (in shares)	(751,022)	(13,189)
Settled (in shares)	(116,567)	(116,566)
Ending balance (in shares)	3,158,953	2,155,231
PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)	3,072,867	2,156,527
Granted (in shares)	1,574,088	1,510,468
Forfeited (in shares)	(852,512)	(504,416)
Settled (in shares)	0	(89,712)
Ending balance (in shares)	3,794,443	3,072,867